Income Taxes - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Withholding taxes accrued	$ 0	$ 0
Current income tax	0	0
Deferred income tax	10,659	0
Total income tax expense	$ 10,659	$ 0